Income taxes - Reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
PRC income tax	$ 39,448,874	¥ 271,230,730	¥ 119,643,817	¥ (36,799,766)
Other expenses not deductible for tax purposes	32,881	226,076	119,376	54,687
Share based compensation expenses not deductible for tax purposes	6,248,145	42,959,121	18,502,393	9,473,499
Effect of tax holiday and preferential tax rate	(15,205,982)	(104,548,726)
Effect of different tax rate of subsidiary operation in other jurisdiction	460,213	3,164,192	(20,242)	252,454
Research and Development Tax Credit	(4,759,030)	(32,720,713)
Adjustment on current income tax of the previous periods	(2,502,869)	(17,208,473)
Withholding tax	6,751,384	46,419,145
Valuation allowance movement	58,154	399,836	2,883	922
Total	$ 30,531,770	¥ 209,921,188	¥ 138,248,227	¥ (27,018,204)